Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

Potentially dilutive securities include:

	For the year ended December 31, 2012	For the year ended December 31, 2011
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050